Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 148,757	$ 82,558
Online
Disaggregation of Revenue [Line Items]
Total revenue	140,728	82,286
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,029	$ 272